SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | shares	5,978,300	6,923,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 3.29	$ 3.74
Number of share options granted in share-based payment arrangement | shares	818,500	2,490,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 6.90	$ 2.22
Number of share options exercised in share-based payment arrangement | shares	(2,801,600)	(2,452,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 3.76	$ 3.71
Number of share options forfeited in share-based payment arrangement | shares	(147,000)	(982,700)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 4.29	$ 2.73
Number of share options outstanding in share-based payment arrangement at end of period | shares	3,848,200	5,978,300
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 3.68	$ 3.29
Number of share options exercisable in share-based payment arrangement | shares	2,973,100	4,174,700
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 3.40	$ 3.67